Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Finite Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Assets	$ 1,275	$ 1,275	$ 1,275
Intangible Assets Subject to Amortization, Accumulated Amortization	(1,055)	(957)	(706)
Intangible Assets Subject to Amortization, Net	220	318	569
Intangible Assets Not Subject to Amortization, Gross Assets	411	411	411
Intangible Assets Not Subject to Amortization, Accumulated Amortization	0	0	0
Intangible Assets Not Subject to Amortization, Net	411	411	411
Intangible Assets, Gross Assets	1,686	1,686	1,686
Intangible Assets, Accumulated Amortization	(1,055)	(957)	(706)
Intangible Assets, Gross Net	631	729	980
Brand
Finite Lived Intangible Assets [Line Items]
Intangible Assets Not Subject to Amortization, Gross Assets	411	411	411
Intangible Assets Not Subject to Amortization, Accumulated Amortization	0	0	0
Intangible Assets Not Subject to Amortization, Net	411	411	411
Customer Relationships and Other
Finite Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Assets	758	758	758
Intangible Assets Subject to Amortization, Accumulated Amortization	(605)	(556)	(413)
Intangible Assets Subject to Amortization, Net	153	202	345
Acquired and Developed Technology
Finite Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Assets	517	517	517
Intangible Assets Subject to Amortization, Accumulated Amortization	(450)	(401)	(293)
Intangible Assets Subject to Amortization, Net	$ 67	$ 116	$ 224